Deposit on TruFood Provisions Co. Acquisition (Details) - USD ($)	Sep. 30, 2018	Mar. 08, 2018	Dec. 31, 2017	Dec. 31, 2016
Percentage of equity interest	80.00%
Accounts payable	$ 381,038		$ 350,465	$ 283,879
Deposit related to acquisition	$ 35,500		75,000
Share exchange agreement [Member] | TruFood Provisions Co [Member]
Exchange of issued and outstanding shares, percentage		65.00%
Percentage of equity interest		100.00%
Accounts payable			45,000
Deposit related to acquisition		$ 75,000	$ 30,000